Share-based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) D ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2021 shares	Sep. 17, 2021 shares	Mar. 18, 2020 shares	Mar. 17, 2020 shares
Share-based Compensation
Ordinary shares, shares authorized	1,500,000,000			1,500,000,000
Cash settled equity instrument granted under share-based payment arrangements | ¥	¥ 0	¥ 0	¥ 0
Compensation cost for share-based payment arrangements | ¥	¥ 0	¥ 0	¥ 0
Weighted average grant date fair value of options granted | ¥ / shares	¥ 0	¥ 0.19	¥ 0.28
Vesting of restricted share units (in shares)	15,378,600	7,989,200	5,637,860
common Class A
Share-based Compensation
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000		1,268,785,000
Restricted shares
Share-based Compensation
Restricted shares	0	0		0	3,625,000
Vesting of restricted share units (in shares)			3,625,000
Restricted share units
Share-based Compensation
Award vesting period	4 years
Restricted shares	48,000	178,000	8,196,000	48,000	12,264,000
Restricted shares units, granted	0	6,687,500	2,192,900
Threshold number of trading days before vesting day | D	30
Vesting of restricted share units (in shares)	48,000	9,148,000	3,649,000
Restricted share units | Minimum
Share-based Compensation
Award vesting period	1 year
Restricted share units | Maximum
Share-based Compensation
Award vesting period	4 years
2018 Incentive Plan
Share-based Compensation
Award vesting period	4 years
2019 Incentive Plan | common Class A
Share-based Compensation
Ordinary shares, shares authorized						100,000,000	100,000,000	40,000,000
2019 Incentive Plan | common Class A | Restated
Share-based Compensation
Ordinary shares, shares authorized						170,000,000
2019 Incentive Plan | common Class A | Minimum
Share-based Compensation
Award vesting period	0 years
2019 Incentive Plan | common Class A | Maximum
Share-based Compensation
Award vesting period	4 years
2019 Incentive Plan and the Amended and Restated 2019 Share Incentive Plan
Share-based Compensation
Unrecognized compensation expenses, unvested awards	¥ 6,200	¥ 26,500		$ 0.8
Unrecognized compensation expenses, weighted average period for recognition	1 year 7 months 13 days	2 years 1 month 28 days